Note 7 - Due to Related Parties (Details)	12 Months Ended
	Nov. 30, 2016 CAD	Nov. 30, 2015 CAD	Nov. 30, 2014 CAD	Nov. 30, 2016 $ / shares
Note 7 - Due to Related Parties (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares				$ 3.00
Additional paid in capital	CAD 31,628		CAD 54,380
Gains (Losses) on Extinguishment of Debt	0	CAD (114,023)	0
Accretion Expense	CAD 79,245	CAD 27,103	127,261
Additional Paid-in Capital [Member]
Note 7 - Due to Related Parties (Details) [Line Items]
Additional paid in capital			CAD 5,438,022
Principal Shareholders Directors And Executive Officers [Member]
Note 7 - Due to Related Parties (Details) [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments	500,000
Interest Expense [Member] | Principal Shareholders Directors And Executive Officers [Member]
Note 7 - Due to Related Parties (Details) [Line Items]
Proceeds from Convertible Debt	CAD 1,500,000,000